Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Related Party Transactions

13. Related Party Transactions

At the closing of its acquisition by Blackstone, the Company entered into an advisory agreement with an affiliate of Blackstone pursuant to which such entity or its affiliates provided certain strategic and structuring advice and assistance to the Company. In addition, under this agreement, affiliates of Blackstone provided certain monitoring, advisory and consulting services to the Company for an aggregate annual management fee equal to the greater of $2,500 or 1.0% of Covenant Compliance EBITDA (as defined in the credit agreement governing the Company’s Senior Secured Credit Facility). Affiliates of Blackstone also received reimbursement for out-of-pocket expenses. Expenses relating to the management fee, which were recorded in Administrative expenses, were $0 and $1,148 in the three and nine months ended September 29, 2013, respectively. Expenses relating to the management fee were $1,188 and $3,409 in the three and nine months ended September 23, 2012, respectively. There were no out-of-pocket expenses reimbursed to Blackstone in the three and nine months ended September 29, 2013. The Company reimbursed Blackstone for out-of-pocket expenses totaling $0 and $123 in three and nine months ended September 23, 2012, respectively.

On April 3, 2013, the advisory agreement was terminated in accordance with its terms for a fee paid of $15,100. In addition, prepaid expenses for related party management fees of $3,345 that were recorded to Other current assets were expensed.

Customer Purchases

Performance Food Group Company, which is controlled by affiliates of Blackstone, is a foodservice supplier that purchases products from the Company. Sales to Performance Food Group Company were $961 and $3,040 in the three and nine months ended September 29, 2013, respectively. Sales to Performance Food Group Company were $992 and $3,351 in the three and nine months ended September 23, 2012, respectively. As of September 29, 2013 and December 30, 2012, amounts due from Performance Food Group Company were $42 and $68, respectively, and were recorded on the Accounts receivable, net of allowances line in the Consolidated Balance Sheets.

Interest Expense

For the three and nine months ended September 29, 2013, fees and interest expense recognized in the Consolidated Statements of Operations for debt owed to affiliates of Blackstone Advisors L.P. totaled $411 and $1,337, respectively. For the three and nine months ended September 23, 2012, fees and interest expense recognized in the Consolidated Statements of Operations for debt to affiliates of Blackstone Advisors L.P. totaled $665 and $2,751, respectively. As of September 29, 2013 and December 30, 2012, debt owed to related parties was $48,004 and $63,097, respectively and was recorded on the Long-term debt in the Consolidated Balance Sheets. As of September 29, 2013 and December 30, 2012, interest accrued on debt owed to related parties was $269 and $173, respectively, and was recorded on the Accrued liabilities line in the Consolidated Balance Sheets.

13. Related Party Transactions

At the closing of its acquisition by Blackstone, the Company entered into an advisory agreement with an affiliate of Blackstone pursuant to which such entity or its affiliates provide certain strategic and structuring advice and assistance to the Company. In addition, under this agreement, affiliates of Blackstone provide certain monitoring, advisory and consulting services to the Company for an aggregate annual management fee equal to the greater of $2,500 or 1.0% of Covenant Compliance EBITDA (as defined in the credit agreement governing the Company’s Senior Secured Credit Facility). Affiliates of Blackstone also receive reimbursement for out-of-pocket expenses. Expenses relating to the management fee were $4,650, $4,600 and $4,500 in the fiscal years ended December 30, 2012, December 25, 2011 and December 26, 2010, respectively. Management fee expenses were recorded in administrative expenses in the Consolidated Statements of Operations. The Company reimbursed Blackstone for out-of-pocket expenses totaling $160 and $55 in the fiscal years ended December 30, 2012 and December 26, 2010. There were no out-of-pocket expenses reimbursed to Blackstone in the fiscal year ended December 25, 2011.

Supplier Costs

Graham Packaging, which was formerly controlled by affiliates of Blackstone, supplies packaging for some of the Company’s products. Purchases from Graham Packaging were $7,813 and $6,601 in the fiscal years ended December 25, 2011 and December 26, 2010, respectively. On September 8, 2011, Graham Packaging announced the completion of its acquisition by Reynolds Group Holdings Limited, and thus ceased to be a related party.

Customer Purchases

Performance Food Group Company, which is controlled by affiliates of Blackstone, is a foodservice supplier that purchases products from the Company. Sales to Performance Food Group Company were $5,672, $4,768 and $5,885 in the fiscal years ended December 30, 2012, December 25, 2011 and December 26, 2010, respectively. As of December 30, 2012 and December 25, 2011 amounts due from Performance Food Group Company were $68 and $113, respectively and were recorded on the Accounts receivable, net of allowances line in the Consolidated Balance Sheets.

Interest Expense

For the fiscal years ended December 30, 2012, December 25, 2011 and December 26, 2010, fees and interest expense recognized in the Consolidated Statements of Operations for debt to affiliates of Blackstone Advisors L.P. totaled $3,330, $6,172 and $4,996, respectively. As of December 30, 2012 and December 25, 2011, interest accrued on debt to related parties was $173 and $410, respectively and was recorded on the Accrued liabilities line in the Consolidated Balance Sheets.